Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 48,523	$ 57,626	$ 131,650
Marketable securities	29,683	54,415	45,276
Prepaid expenses and other current assets	2,914	3,561	3,767
Assets held for sale	541	0
Restricted cash	1,780	0
Total current assets	83,441	115,602	180,693
Restricted cash	0	1,780	1,780
Operating lease, right-of-use asset	0	23,168	0
Property and equipment, net	0	6,095	7,461
Total assets	83,441	146,645	189,934
Current liabilities:
Accounts payable	1,080	2,454	3,040
Accrued expenses and other current liabilities	4,902	8,271	7,823
Operating lease liability, current portion	0	3,824	0
Total current liabilities	5,982	14,549	10,863
Operating lease liability, net of current portion	0	26,138	0
Deferred rent		0	6,399
Total liabilities	5,982	40,687	17,262
Commitments and contingencies (Note 10)
Stockholders' Equity:
Preferred stock, $0.001 par value; 10,000,000 shares authorized; no shares issued or outstanding	0	0	0
Common stock, $0.001 par value; 150,000,000 shares authorized; 60,648,821 and 60,639,909 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively	61	61	59
Additional paid-in capital	508,613	508,107	498,210
Accumulated other comprehensive loss	(16)	(181)	(30)
Accumulated deficit	(431,199)	(402,029)	(325,567)
Total stockholders' equity	77,459	105,958	172,672
Total liabilities and stockholders' equity	$ 83,441	$ 146,645	$ 189,934